Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 115,160
Balance at end of period	$ 119,004
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,750.3	1,791.4
Balance at beginning of period	$ 25,373	$ 25,434
Proceeds from shares issued on exercise of stock options, Number of shares	0.3	0.6
Proceeds from shares issued on exercise of stock options, Amount	$ 25	$ 42
Shares issued as a result of dividend reinvestment plan, Number of shares	1.6	1.7
Shares issued as a result of dividend reinvestment plan	$ 130	$ 137
Purchase of shares for cancellation and other, Number of Shares	0.0	(20.9)
Purchase of shares for cancellation and other, Amount	$ 0	$ (295)
Balance at end of period (shares)	1,752.2	1,772.8
Balance at end of period	$ 25,528	$ 25,318